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						 Filed Pursuant to Rule 497(e)
						 of the Securities Act of 1933

                                                                 January 1, 2024


                                 PIONEER FUNDS

SUPPLEMENT TO THE PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


FUND                                                            DATE OF PROSPECTUS
Pioneer Strategic Income Fund                                    February 1, 2023
Pioneer Emerging Markets Equity Fund                             February 1, 2023
Pioneer Global Sustainable Growth Fund                           February 1, 2023
Pioneer Global Sustainable Value Fund                            February 1, 2023
Pioneer Intrinsic Value Fund                                     February 1, 2023
Pioneer Equity Income Fund                                         March 1, 2023
Pioneer High Yield Fund                                            March 1, 2023
Pioneer Mid Cap Value Fund                                         March 1, 2023
Pioneer Equity Premium Income Fund (formerly, Pioneer Flexible
Opportunities Fund)                                                March 1, 2023
Pioneer Floating Rate Fund                                         March 1, 2023
Pioneer CAT Bond Fund                                            December 5, 2022
Pioneer AMT-Free Municipal Fund                                    April 1, 2023
Pioneer Select Mid Cap Growth Fund                                 April 1, 2023
Pioneer International Equity Fund                                  April 1, 2023
Pioneer Core Equity Fund                                            May 1, 2023
Pioneer Fund                                                        May 1, 2023
Pioneer Multi-Asset Ultrashort Income Fund                        August 1, 2023
Pioneer Fundamental Growth Fund                                   August 1, 2023
Pioneer Bond Fund                                                November 1, 2023
Pioneer Balanced ESG Fund                                        December 1, 2023
Amundi Climate Transition Core Bond Fund                         December 1, 2023
Pioneer Multi-Asset Income Fund                                  December 1, 2023
Pioneer Securitized Income Fund                                  December 1, 2023
Pioneer Solutions - Balanced Fund                                December 1, 2023

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The following supplements any information to the contrary in the fund's summary prospectus, prospectus and statement of additional information.


INTERMEDIARY DEFINED SALES CHARGE WAIVER POLICIES
The availability of certain sales charge waivers and discounts may depend on whether you purchase and sell your shares directly from the fund or through a financial intermediary. Specific intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales load (CDSC) waivers. In all instances, it is your responsibility to notify the fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts. For waivers and discounts not available
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through a particular intermediary, you will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. The following provides additional information about transactions through the following intermediaries. References to Class C shares also refer generally to Class C2 shares (if available).


EDWARD D. JONES & CO., L.P. ("EDWARD JONES")


POLICIES REGARDING TRANSACTIONS THROUGH EDWARD JONES
The following information has been provided by Edward Jones:

Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Pioneer Funds or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

BREAKPOINTS
o Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

RIGHTS OF ACCUMULATION ("ROA")
o The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Pioneer Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.


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o The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
o ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

LETTER OF INTENT ("LOI")
o Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
o If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

SALES CHARGE WAIVERS

Sales charges are waived for the following shareholders and in the following situations:
o Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
o Shares purchased in an Edward Jones fee-based program.
o Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
o Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:
  - The redemption and repurchase occur in the same account.

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

  - The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
o Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
o Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
o Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
o Purchases of Class 529 shares made for recontribution of refunded amounts.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") WAIVERS

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
o The death or disability of the shareholder.
o Systematic withdrawals with up to 10% per year of the account value.
o Return of excess contributions from an Individual Retirement Account (IRA).
o Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
o Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
o Shares exchanged in an Edward Jones fee-based program.
o Shares acquired through NAV reinstatement.
o Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

OTHER IMPORTANT INFORMATION REGARDING TRANSACTIONS THROUGH EDWARD JONES

MINIMUM PURCHASE AMOUNTS
o Initial purchase minimum: $250
o Subsequent purchase minimum: none

MINIMUM BALANCES
o Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
  - A fee-based account held on an Edward Jones platform
  - A 529 account held on an Edward Jones platform

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  - An account with an active systematic investment plan or LOI

EXCHANGING SHARE CLASSES
o At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.


MERRILL LYNCH
Purchases or sales of front-end (i.e. Class A) or level-load (i.e. Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund's prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client's responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the "Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.


FRONT-END LOAD WAIVERS AVAILABLE AT MERRILL
o Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
o Shares purchased through a Merrill investment advisory program
o Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
o Shares purchased through the Merrill Edge Self-Directed platform
o Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account


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o Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD
  Supplement
o Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee's Merrill Household (as defined in the Merrill SLWD Supplement)
o Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund's officers or trustees)
o Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill's account maintenance fees are not eligible for Rights of Reinstatement


CONTINGENT DEFERRED SALES CHARGE ("CDSC") WAIVERS ON FRONT-END, BACK-END AND LEVEL LOAD SHARES AVAILABLE AT MERRILL
o Shares sold due to the client's death or disability (as defined by Internal Revenue Code Section 22(e)(3))
o Shares sold pursuant to a systematic withdrawal program subject to Merrill's maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
o Shares sold due to return of excess contributions from an IRA account
o Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
o Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund


FRONT-END LOAD DISCOUNTS AVAILABLE AT MERRILL: BREAKPOINTS, RIGHTS OF ACCUMULATION AND LETTERS OF INTENT
o Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
o Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
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o Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement


































                                                                   33597-00-0124
                                     (Copyright)2023 Amundi Distributor US, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC